Related parties - Disclosure of aggregate compensation of the members of the Group’s Board of Directors and CEO (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Fixed compensation owed	€ 578	€ 471	€ 322
Variable compensation owed	0	282	193
Contributions in-kind	68	32	9
Employer contributions	0	0	17
Attendance fees—Board of Directors	495	375	103
Share-based payments	10,517	6,561	(217)
Departure indemnities	0	1,210	0
Total	€ 11,657	€ 8,930	€ 427